Document and Entity Information	Jun. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2022
Entity Registrant Name	FUSE MEDICAL, INC.
Entity Central Index Key	0000319016
Entity Emerging Growth Company	false
Entity File Number	000-10093
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	59-1224913
Entity Address, Address Line One	1565 North Central Expressway
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75080
City Area Code	469
Local Phone Number	862-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FZMD